STRATEGIC ADVANTAGE AND STRATEGIC ADVANTAGE II FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES issued by Security Life of Denver Insurance Company and its Security Life Separate Account L1

Supplement Dated March 26, 2008, to the Prospectus Dated May 1, 2002

This supplement updates and amends certain information contained in your prospectus dated May 1, 2002.
Please read it carefully and keep it with your prospectus for future reference.

__________________________________________________________________________

     IMPORTANT INFORMATION REGARDING UPCOMING INVESTMENT PORTFOLIO MERGERS

ING Lord Abbett U.S. Government Securities Portfolio. Effective April 28, 2008, the ING Lord Abbett U.S. Government Securities Portfolio will merge into and become part of the ING VP Intermediate Bond Portfolio. Because of this merger, your investment in the ING Lord Abbett U.S. Government Securities Portfolio will automatically become an investment in the ING VP Intermediate Bond Portfolio with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to the variable interest option corresponding to the ING Lord Abbett U.S. Government Securities Portfolio will be automatically allocated to the ING VP Intermediate Bond Portfolio. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050. See the “Transfer of Account Value” section on page 41 of your policy prospectus for information about making investment portfolio allocation changes.

ING Mid Cap Growth Portfolio. On April 28, 2006, the variable investment option that invests in the ING Mid Cap Growth Portfolio (formerly known as the ING FMRSM Mid Cap Growth Portfolio) was closed to new investors and to new investments by existing investors. Effective April 28, 2008, the ING Mid Cap Growth Portfolio will merge into and become part of the ING VP MidCap Opportunities Portfolio (which is also closed to new investors and to new investments by existing investors). Because of this merger, your investment in the ING Mid Cap Growth Portfolio will automatically become an investment in the ING VP MidCap Opportunities Portfolio with an equal total net asset value. Policy owners who have policy value allocated to the variable interest option that invests in the ING VP MidCap Opportunities Portfolio following the merger may leave their policy value in that variable interest option but future allocations and transfers into this variable interest option will be prohibited. If your most recent premium allocation instructions include the variable interest option that corresponds to the ING VP MidCap Opportunities Portfolio, premium received that would have been allocated to the variable interest option corresponding to this investment portfolio will be automatically allocated among the other available variable interest options according to your most recent allocation instructions. If there are no other such variable interest options, you must provide us with alternative instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050. See the “Transfer of Account Value” section on page 41 of your policy prospectus for information about making investment portfolio allocation changes.

148443	Page 1 of 3	March 2008

Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See the “Lapse” section on page 46 of your policy prospectus for more information about how to keep your policy from lapsing. See also the “Reinstatement” section on page 47 of your policy prospectus for more information about how to put your policy back in force if it has lapsed.

ING Neuberger Berman Regency Portfolio. Effective April 28, 2008, the ING Neuberger Berman Regency Portfolio will merge into and become part of the ING Pioneer Mid Cap Value Portfolio. Because of this merger, your investment in the ING Neuberger Berman Regency Portfolio will automatically become an investment in the ING Pioneer Mid Cap Value Portfolio with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to the variable interest option corresponding to the ING Neuberger Berman Regency Portfolio will be automatically allocated to the ING Pioneer Mid Cap Value Portfolio. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050. See the “Transfer of Account Value” section on page 41 of your policy prospectus for information about making investment portfolio allocation changes.

ING UBS U.S. Allocation Portfolio. Effective April 28, 2008, the ING UBS U.S. Allocation Portfolio will merge into and become part of the ING Van Kampen Equity and Income Portfolio. Because of this merger, your investment in the ING UBS U.S. Allocation Portfolio will automatically become an investment in the ING Van Kampen Equity and Income Portfolio with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to the variable interest option corresponding to the ING UBS U.S. Allocation Portfolio will be automatically allocated to the ING Van Kampen Equity and Income Portfolio. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050. See the “Transfer of Account Value” section on page 41 of your policy prospectus for information about making investment portfolio allocation changes.

ING Van Kampen Large Cap Growth Portfolio. Effective April 28, 2008, the ING Van Kampen Large Cap Growth Portfolio (formerly known as the ING FMRSM Large Cap Growth Portfolio) will merge into and become part of the ING Van Kampen Capital Growth Portfolio. Because of this merger, your investment in the ING Van Kampen Large Cap Growth Portfolio will automatically become an investment in the ING Van Kampen Capital Growth Portfolio with an equal total net asset value. Unless you provide us with alternative allocation instructions, all future premiums received that would have been allocated to the variable interest option corresponding to the ING Van Kampen Large Cap Growth Portfolio will be automatically allocated to the ING Van Kampen Capital Growth Portfolio. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050. See the “Transfer of Account Value” section on page 41 of your policy prospectus for information about making investment portfolio allocation changes.

You will not incur any fees or charges or any tax liability because of these mergers, and your policy value immediately before the mergers will equal your policy value immediately after the mergers.

There will be no further disclosure regarding the ING Lord Abbett U.S. Government Securities, ING Mid Cap Growth, ING Neuberger Berman Regency, ING UBS U.S. Allocation and ING Van Kampen Large Cap Growth Portfolios in future supplements to the prospectus.

148443	Page 2 of 3	March 2008

Please note the following summary information about the ING Van Kampen Capital Growth Portfolio:

Investment Adviser/
Investment Portfolio Name	Subadviser	Investment Objective

ING Van Kampen Capital	Investment Adviser:	Seeks long-term capital
Growth Portfolio (Class I)	Directed Services LLC	appreciation.
Subadviser:
Morgan Stanley Investment
Management, Inc. (d/b/a Van
Kampen)

IMPORTANT INFORMATION REGARDING UPCOMING INVESTMENT PORTFOLIO CLOSURES

Effective April 28, 2008, the following investment portfolios will be closed to new investors and to new investments by existing investors:

  ING VP High Yield Bond Portfolio;
  ING VP Real Estate Portfolio; and
  ING PIMCO Total Return Portfolio.

Policy owners who have policy value allocated to a variable interest option that invests in one of these closed investment portfolios after April 28, 2008, may leave their policy value in that variable interest option but future allocations and transfers into that variable interest option will be prohibited. If your most recent premium allocation instructions include a variable interest option that corresponds to one of these closed investment portfolios, premium received that would have been allocated to the variable interest option corresponding to the closed investment portfolio will be automatically allocated among the other available variable interest options according to your most recent allocation instructions. If there are no other such variable interest options, you must provide us with alternative instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050. See the “Transfer of Account Value” section on page 41 of your policy prospectus for information about making investment portfolio allocation changes.

Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See the “Lapse” section on page 46 of your policy prospectus for more information about how to keep your policy from lapsing. See also the “Reinstatement” section on page 47 of your policy prospectus for more information about how to put your policy back in force if it has lapsed.

MORE INFORMATION IS AVAILABLE

More information about the investment portfolios available through your policy, including information about the risks associated with investing in these investment portfolios, can be found in the current prospectus and Statement of Additional Information for that investment portfolio. You may obtain these documents by contacting us at our:

ING Customer Service Center P.O. Box 5065 Minot, ND 58702-5065 1-877-253-5050

148443	Page 3 of 3	March 2008